Consolidated Statements of Financial Position $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Current assets
Cash and cash equivalents	$ 422,283	$ 106,653
Amounts receivable	9,357	2,569
Inventories	7,845	8,695
Other current assets	2,803	4,903
Sub total	442,288	122,820
Assets classified as held for sale	37,523	430
Total current assets	479,811	123,250
Non-current assets
Investments in associates	15,092	12,183
Other investments	15,496	10,333
Mining interests and property, plant and equipment	644,326	593,793
Exploration and evaluation	89,635	86,258
Other assets	17,914	31,085
Total assets	1,262,274	856,902
Current liabilities
Accounts payable and accrued liabilities	30,594	26,294
Current portion of long-term debt and lease liabilities	6,771	40,675
Deferred consideration and contingent payments	3,427	3,597
Contract liability	643	109
Environmental rehabilitation provision	6,970	5,974
Warrant liability	225,000	67,852
Sub total	273,405	144,501
Liabilities associated with assets held for sale	58,446
Total current liabilities	331,851	144,501
Non-current liabilities
Long-term debt and lease liabilities	137,786	5,964
Deferred consideration and contingent payments	5,364	8,635
Contract liability	4,041	42,344
Flow-through premium liability	8,334
Environmental rehabilitation provision	92,209	84,829
Total liabilities	579,585	286,273
Equity
Share capital	1,416,739	1,137,362
Warrants	20,884	11,859
Contributed surplus	20,976	20,228
Accumulated other comprehensive loss	(9,135)	(503)
Deficit	(766,775)	(598,317)
Total shareholder's equity	682,689	570,629
Total liabilities and shareholder's equity	$ 1,262,274	$ 856,902